15. Property, plant and equipment (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Details Narrative
Depreciation average rate	13.6%	10.9%	11.5%